Summary of Significant Accounting Policies - Effect of Adoption of ASC 606 on Group's Condensed Consolidated Statement of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			¥ 6,210,181	¥ 5,961,621
Total net revenues	¥ 7,233,151	$ 1,052,018
Cost of revenues	(820,288)
Gross profit	6,412,863	932,712	4,851,496	3,568,456
Other income, net	341,391	49,653	8,577	13,953
Operating profit	2,868,925	417,268	2,051,830	1,167,322
Net income attributable to Autohome Inc.	2,871,015	417,573	2,001,619	1,227,914
Media Services [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			3,065,832	2,337,196
Total net revenues	3,508,254	510,254
Leads Generation Services [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			¥ 2,615,998	¥ 1,916,309
Total net revenues	2,870,996	$ 417,569
Online Marketplace and Others [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	853,901
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	7,912,735
Cost of revenues	(1,210,545)
Gross profit	6,702,190
Other income, net	52,064
Operating profit	2,868,925
Net income attributable to Autohome Inc.	2,871,015
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Media Services [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	3,718,748
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Leads Generation Services [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	3,274,619
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Online Marketplace and Others [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	919,368
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	(679,584)
Cost of revenues	390,257
Gross profit	(289,327)
Other income, net	289,327
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Media Services [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	(210,494)
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Leads Generation Services [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	(403,623)
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Online Marketplace and Others [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues	¥ (65,467)